Financial instruments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of cash reserves

Cash reserves at half year period ended December 31, 2024 of $0.0 million are unrestricted and are domiciled as follows:

	Local currency	Amount in USD
AUD	23	15
EUR	-	-
USD	11	11
GBP	-	-
Total cash reserve		26

Schedule of detailed information about financial instruments

	As at June 30
(US dollars in thousands)	2024	2023	2022
Financial assets at amortized cost
Trade and other receivables	9,644	5,676	6,921
Cash and cash equivalents	199	553	1,285
Restricted cash	292	608	1,195
Total	10,135	6,837	9,401

Financial liabilities at amortized cost
Loans and borrowings	29,086	32,388	28,561
Trade and other payables	24,345	9,586	10,847
Total	53,431	41,974	39,408

Schedule of detailed information about the maturity of financial liabilities

Contractual maturities of financial liabilities, including interest payments, are as follows:

Year Ended June 30, 2024		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	24,345	24,345	-	-	-
Borrowings	29,086	8,171	853	20,062	-
Lease liabilities	-	-	-	-	-
Total	53,431	32,516	853	20,062	-

Year Ended June 30, 2023		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	9,586	9,586	-	-	-
Borrowings	30,083	1,922	12,323	8,447	7,391
Lease liabilities	2,305	462	1,375	415	53
Total	41,974	11,970	13,698	8,862	7,444

Year Ended June 30, 2022		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	10,847	10,847	-	-	-
Borrowings	26,097	4,604	11,283	10,210	-
Lease liabilities	2,464	506	846	1,112	-
Total	39,408	15,957	12,129	11,322	-